Employee Information - Summary of Average Number of Employees (Detail) - Continuing operation [member] - Employee	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of number of employees [line items]
Average number of employees	21,335	22,734	24,322
UK [member]
Disclosure of number of employees [line items]
Average number of employees	4,204	4,345	4,420
Other European countries [member]
Disclosure of number of employees [line items]
Average number of employees	865	852	975
US [member]
Disclosure of number of employees [line items]
Average number of employees	10,916	12,226	12,431
Canada [member]
Disclosure of number of employees [line items]
Average number of employees	323	398	673
Asia Pacific [member]
Disclosure of number of employees [line items]
Average number of employees	3,133	2,748	3,493
Other countries [member]
Disclosure of number of employees [line items]
Average number of employees	1,894	2,165	2,330